Trade payables	12 Months Ended
Dec. 31, 2024
Trade payables
Trade payables
16. Trade payables

a. Trade payables

	12/31/2024	12/31/2023
Domestic suppliers	2,558,813	2,907,042
Trade payables - domestic related parties (see Note 8.b)	23,432	82,843
Foreign suppliers	776,052	1,628,177
Trade payables - foreign related parties (see Note 8.b)	160,088	64,609
	3,518,385	4,682,671

b. Trade payables - reverse factoring

Accounting policy

Trade payables - reverse factoring: These operations consist of the advance receipt of amounts by the supplier from financial institutions before their due date in order to provide to suppliers the opportunity to manage their receivables more effectively.

The assignment of receivables does not result in any costs or fees with the financial institutions for the Company's subsidiaries, nor in the granting of guarantees of any type to these financial institutions. The decision to join this type of transaction is solely and exclusively of the supplier.

The agreement does not substantially change the main characteristics of the commercial conditions previously established between the subsidiaries of the Company and the suppliers. Therefore, the amounts payable to financial institutions for these transactions are presented in the line item of suppliers.

As of December 31, 2024, to accurately reflect the essence of commercial transactions, the balance reverse factoring transactions for which suppliers have already received payments was R$ 1,014,504 (R$ 1,039,366 as of December 31, 2023). The average payment term, in days, of suppliers that have joined the reverse factoring transactions and comparable suppliers is presented below:

	Consolidated
	Reverse factoring	Comparable suppliers[1]
Average payment term	12	8

[1]Comparable suppliers are those that have not adhered to reverse financing agreements, considering specific characteristics of payment conditions.